Condensed Consolidated Statements of Changes In Equity (Unaudited) - USD ($)		Class A Ordinary Shares		Class B Ordinary Shares		Additional Paid-In Capital [1]	Receivable from Shareholder	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income / loss	Total
Balance at Dec. 31, 2018		$ 314	[1]	$ 395	[1]	$ 12,503,046	$ (3,022,606)	$ (3,598,639)	$ (113,592)	$ 5,768,918
Balance, shares at Dec. 31, 2018	[1]	3,140,388		3,949,993
Net income			[1]		[1]			3,455,134		3,455,134
Other comprehensive income			[1]		[1]				(39,839)	3,415,295
Balance at Jun. 30, 2019		$ 314	[1]	$ 395	[1]	12,503,046	(3,022,606)	(143,505)	(153,431)	9,184,213
Balance, shares at Jun. 30, 2019	[1]	3,140,388		3,949,993
Balance at Dec. 31, 2019		$ 314	[1]	$ 395	[1]	7,605,034		(376,903)	(37,955)	7,190,885
Balance, shares at Dec. 31, 2019	[1]	3,140,388		3,949,993
Effect of reverse recapitalization, net of costs		$ 336	[1]	$ 580	[1]	44,853				45,769
Effect of reverse recapitalization, net of costs, shares	[1]	3,357,574		5,801,221
Conversion of rights to ordinary shares upon the reverse recapitalization		$ 115	[1]		[1]	(115)
Conversion of rights to ordinary shares upon the reverse recapitalization, shares	[1]	1,150,000
Net income			[1]					2,373,877		2,373,877
Other comprehensive income			[1]						20,560	20,560
Balance at Jun. 30, 2020		$ 765	[1]	$ 975	[1]	$ 7,649,772		$ 1,996,974	$ (17,395)	$ 9,631,091
Balance, shares at Jun. 30, 2020	[1]	7,647,962		9,751,214

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1